MERRILL LYNCH
                                                              NEW YORK
                                                              MUNICIPAL
                                                              BOND FUND

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              March 31, 2000

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

TO OUR SHAREHOLDERS

The Municipal Market Environment

Since October 1, 1999 through mid-January 2000, fixed-income bond yields rose steadily higher. US economic growth, in part intensified by Year 2000 preparations, grew at a 7.3% rate in the fourth quarter of 1999 and at a 4.2% annual rate for all of 1999. Current estimates for first quarter 2000 economic growth are in the 4.5%-5.5% range. However, despite these significant growth rates, no price measure indicator has shown any considerable signs of future price pressure at either the consumer level or from labor, despite the lowest unemployment rates since January 1970. Given no signs of an economic slowdown, the Federal Reserve Board continued to raise short-term interest rates in November 1999 and again in February and March 2000. In each instance the Federal Reserve Board cited both the continued growth of US employment and the impressive strength of the US equity markets as reasons for attempting to moderate US economic growth before inflationary price increases are realized. By mid-January 2000, US Treasury bond yields had risen almost 70 basis points (0.70%) to 6.75%. Similarly, as measured by the Bond Buyer Revenue Bond Index, long-term tax-exempt bond yields rose nearly 40 basis points to 6.35%.

Since mid-January, fixed-income markets have largely ignored continued strong economic fundamentals and concentrated on very positive technical supply factors. Declining bond issuance, both current and, more importantly, expected future issuance, helped push bond yields lower in February and March 2000. In late January and early February 2000, the US Treasury announced it intended to reduce the number of issues to be auctioned in the quarterly Treasury note and bond auctions. Furthermore, budgetary surpluses would also allow the US Treasury to repurchase outstanding, higher-couponed Treasury issues, primarily in the 15-year and longer-term maturity sector. Both these actions would result in a significant reduction in the outstanding supply of long-term US Treasury debt. Domestic and international investors quickly began to accumulate what was expected to become a scarce commodity, and bond prices quickly rose. By March 31, 2000, US Treasury bond yields had declined 60 basis points to 5.83%. The dramatic decline in long-term US Treasury bond yields resulted in an inverted taxable yield curve as short-term and intermediate-term interest rates have not fallen proportionately since the Federal Reserve Board is expected to continue to raise short-term interest rates. The current inversion has had more to do with debt reduction and Treasury buybacks than with investor expectations of slower economic growth. Over the last six months, long-term US Treasury bond yields have fallen more than 20 basis points.

Tax-exempt bond yields have also declined in recent months. The decline has largely been in response to the rally in US Treasury securities, as well as a continued positive technical supply environment. States such as California and Maryland have announced that their large current and anticipated future budget surpluses will permit the cancellation or postponement of expected bond issuance. Additionally, some issuers have also initiated tenders to repurchase existing debt, reducing the supply of tax-exempt bonds in the secondary market as well. Since their recent peak in January 2000, long-term municipal bond yields declined over 30 basis points to finish the six-month period ended March 31, 2000 at 6.03%. During the last six months, municipal bond yields declined overall less than 10 basis points.

The relative underperformance of the municipal bond market in recent months has been especially disappointing given the strong technical position the tax-exempt bond market has enjoyed. The issuance of long-term tax-exempt securities has dramatically declined. Over the last year, $206 billion in new long-term municipal securities was issued, a decline of almost 25% compared to the same period a year earlier. For the three months ended March 31, 2000, approximately $40 billion in new tax-exempt bonds was underwritten, a decline of more than 30%

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

compared to the March 31, 1999 quarter. Although investors received over $30 billion in coupon payments, bond maturities and the proceeds from early bond redemptions, coupled with the highest municipal bond yields in three years, overall investor demand has diminished. Long-term municipal bond mutual funds have seen consistent outflows in recent months as the yields of individual securities have risen faster than those of larger, more diverse mutual funds. Over the last three months, tax-exempt mutual funds have had net redemptions of approximately $6 billion. Also, the demand from property and casualty insurance companies has weakened as a result of the losses and anticipated losses incurred from a series of damaging storms across much of the eastern United States. Additionally, many institutional investors who have in recent years been attracted to the municipal bond market by historically attractive tax-exempt bond yield ratios of over 90% found other asset classes even more attractive. Even with a favorable supply position, tax-exempt municipal bond yields have underperformed their taxable counterparts.

Any significantly lower municipal bond yields are still likely to require weaker US employment growth and consumer spending. The actions taken in recent months by the Federal Reserve Board, as well as those expected in May and perhaps June 2000, should eventually slow US economic growth. The recent decline in US home sales is perhaps the first sign that consumer spending is being slowed by higher interest rates. Until further signs develop, it is likely that the municipal bond market's current favorable technical position will dampen significant tax-exempt interest rate volatility and provide a stable environment for an eventual improvement in municipal bond prices.

Portfolio Strategy

For the six months ended March 31, 2000, we managed the Fund with the intent of sustaining an attractive level of tax-exempt income while simultaneously achieving an above-average total return. During the six-month period, we purchased a significant amount of high-couponed intermediate-term bonds in an effort to increase income and because they were undervalued at the time. This strategy proved correct as yields on municipal bonds declined by about 10 basis points during the period and the yields on intermediate-term bonds declined by 20 basis points. We financed these purchases by selling lower-couponed bonds with longer maturity dates, which tend to be more volatile.

Currently, we plan to maintain the Fund's positions in intermediate-term bonds until there are signs of a sustained slowdown in economic conditions or interest rates rise to a point where they are considered undervalued relative to economic conditions.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch New York Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years to come.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Roberto Roffo

Roberto Roffo
Vice President and Portfolio Manager

April 27, 2000

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automati cally convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains dis tributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to share holders.

Recent Performance Results*

                                                                                    Ten Years/
                                                      6 Month         12 Month    Since Inception   Standardized
As of March 31, 2000                                Total Return    Total Return    Total Return    30-Day Yield
================================================================================================================
ML New York Municipal Bond Fund Class A Shares         +1.17%          -4.60%         +80.11%           4.71%
----------------------------------------------------------------------------------------------------------------
ML New York Municipal Bond Fund Class B Shares         +0.91           -5.09          +71.22            4.41
----------------------------------------------------------------------------------------------------------------
ML New York Municipal Bond Fund Class C Shares         +0.77           -5.19          +26.72            4.31
----------------------------------------------------------------------------------------------------------------
ML New York Municipal Bond Fund Class D Shares         +1.02           -4.71          +30.16            4.62
================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                      % Return Without       % Return With
                                        Sales Charge         Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 3/31/00                         -4.60%                -8.42%
--------------------------------------------------------------------------------
Five Years Ended 3/31/00                   +4.64                 +3.78
--------------------------------------------------------------------------------
Ten Years Ended 3/31/00                    +6.06                 +5.63
--------------------------------------------------------------------------------
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                          % Return              % Return
                                        Without CDSC           With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 3/31/00                         -5.19%                -6.09%
--------------------------------------------------------------------------------
Five Years Ended 3/31/00                   +3.98                 +3.98
--------------------------------------------------------------------------------
Inception (10/21/94)
through 3/31/00                            +4.45                 +4.45
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

                                           % Return              % Return
                                         Without CDSC           With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 3/31/00                         -5.09%                -8.72%
--------------------------------------------------------------------------------
Five Years Ended 3/31/00                   +4.10                 +4.10
--------------------------------------------------------------------------------
Ten Years Ended 3/31/00                    +5.52                 +5.52
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                      % Return Without        % Return With
                                        Sales Charge          Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 3/31/00                         -4.71%                -8.52%
--------------------------------------------------------------------------------
Five Years Ended 3/31/00                   +4.51                 +3.66
--------------------------------------------------------------------------------
Inception (10/21/94)
through 3/31/00                            +4.96                 +4.18
--------------------------------------------------------------------------------
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch New York Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
DATES   Daily Adjustable Tax-Exempt Securities
GO      General Obligation Bonds
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
PCR     Pollution Control Revenue Bonds
RIB     Residual Interest Bonds
RITR    Residual Interest Trust Receipts
VRDN    Variable Rate Demand Notes

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

SCHEDULE OF INVESTMENTS                                           (in Thousands)


S&P       Moody's    Face
Ratings   Ratings   Amount                       Issue                                                          Value
----------------------------------------------------------------------------------------------------------------------
New York--99.1%
----------------------------------------------------------------------------------------------------------------------
AA         NR*     $ 1,175    Albany, New York, IDA, Civic Facility Revenue Bonds
                              (University Heights-Albany Law School), Series A, 6.75% due 12/01/2019          $  1,267
----------------------------------------------------------------------------------------------------------------------
A+         A2        4,000    Battery Park City Authority, New York, Revenue Refunding Bonds,
                              Junior Series A, 5.80% due 11/01/2022                                              3,940
----------------------------------------------------------------------------------------------------------------------
                              Buffalo, New York, GO, General Improvement, Series D (g):
AAA        Aaa       2,245       5.50% due 12/01/2008                                                            2,309
AAA        Aaa       1,905       5.625% due 12/01/2010                                                           1,975
----------------------------------------------------------------------------------------------------------------------
                              Hempstead Town, New York, IDA, Civic Facilities
                              Revenue Refunding Bonds (Adelphi University Civic Facility):
A-         NR*       1,000       5.25% due 2/01/2011                                                               974
A-         NR*       1,540       5.25% due 2/01/2012                                                             1,489
A-         NR*         625       5.25% due 2/01/2013                                                               600
----------------------------------------------------------------------------------------------------------------------
NR*        Aa2       5,400    Hornell, New York, IDA, IDR (Crowley Foods, Inc. Facility),
                              7.75% due 12/01/2016                                                               5,729
----------------------------------------------------------------------------------------------------------------------
                              Long Island Power Authority, New York, Electric System
                              Revenue Bonds, VRDN (a):
A1+        VMIG1+      200       Sub-Series 5, 3.80% due 5/01/2033                                                 200
A1+        VMIG1+    1,600       Sub-Series 6, 2.95% due 5/01/2033                                               1,600
----------------------------------------------------------------------------------------------------------------------
                              Long Island Power Authority, New York, Electric System
                              Revenue Refunding Bonds, Series A:
AAA        Aaa       3,500       5.125% due 12/01/2016 (g)                                                       3,321
AAA        Aaa      10,000       5.50% due 12/01/2029 (c)                                                        9,495
----------------------------------------------------------------------------------------------------------------------
                              Metropolitan Transportation Authority, New York, Dedicated
                              Tax Fund Revenue Bonds, Series A (b):
AAA        Aaa       1,000       6.125% due 4/01/2014                                                            1,061
AAA        Aaa       1,000       6.125% due 4/01/2015                                                            1,056
AAA        Aaa       2,000       6.125% due 4/01/2017                                                            2,097
----------------------------------------------------------------------------------------------------------------------
AAA        Aaa       2,000    Metropolitan Transportation Authority, New York, Transportation
                              Facilities Revenue Bonds, Series C-1, 5.50% due 7/01/2022 (b)                      1,923
----------------------------------------------------------------------------------------------------------------------
AA         Aa2       5,000    Municipal Assistance Corporation for the City of New York,
                              Revenue Refunding Bonds, Series L, 6% due 7/01/2007                                5,291
----------------------------------------------------------------------------------------------------------------------
A          Aa3      10,000    New York City, New York, City Municipal Water Finance
                              Authority, Water and Sewer System Revenue Bonds,
                              Series B, 5.75% due 6/15/2029                                                      9,778
----------------------------------------------------------------------------------------------------------------------
AAA        Aaa       6,120    New York City, New York, City Transit Authority, Metropolitan Transportation
                              Authority, COP (Triborough), Series A, 5.625% due 1/01/2013 (e)                    6,281
----------------------------------------------------------------------------------------------------------------------
                              New York City, New York, City Transitional Finance
                              Authority Revenue Bonds, Future Tax Secured:
AA         Aa3      10,000       Series A, 6% due 8/15/2017                                                     10,409
AA         Aa3       4,000       Series B, 5.125% due 11/01/2014                                                 3,858
AAA        Aaa      10,000       Series B, 4.50% due 11/15/2027 (b)                                              8,052
AAA        Aaa       6,000       Series C, 5.50% due 5/01/2025 (b)                                               5,763
AA         Aa3       2,250       Series C, 5% due 5/01/2026                                                      1,977
NR*        VMIG1+    3,300       VRDN, Series C, 3.80% due 5/01/2028 (a)                                         3,300
----------------------------------------------------------------------------------------------------------------------
                              New York City, New York, GO:
A-         A3        5,000       Refunding, Series F, 5.25% due 8/01/2017                                        4,707
A1+        VMIG1+    4,300       VRDN, Series B, Sub-Series B-5, 3.80% due 8/15/2022 (a)(c)                      4,300
A1+        VMIG1+    2,850       VRDN, Series B, Sub-Series B-6, 3.75% due 8/15/2005 (a)(c)                      2,850
A1+        VMIG1+      300       VRDN, Sub-Series A-10, 4.10% due 8/01/2017 (a)                                    300
----------------------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's    Face
Ratings   Ratings   Amount                       Issue                                                          Value
----------------------------------------------------------------------------------------------------------------------
New York (continued)
----------------------------------------------------------------------------------------------------------------------
                              New York City, New York, IDA, Civic Facilities Revenue Bonds:
BBB        NR*     $ 1,000       (College of Aeronautics Project), 5.45% due 5/01/2018                         $   909
BBB        NR*       3,200       (College of Aeronautics Project), 5.50% due 5/01/2028                           2,815
NR*        NR*       6,895       (New York Blood Center Inc. Project), 7.25% due 5/01/2004 (d)                   7,480
AAA        Aaa       4,690       (USTA National Tennis Center Project), 6.60% due 11/15/2011 (g)                 5,048
----------------------------------------------------------------------------------------------------------------------
A          A3       10,000    New York City, New York, IDA, Special Facilities Revenue Bonds
                              (Terminal One Group Association Project), AMT, 6.125% due 1/01/2024               10,059
----------------------------------------------------------------------------------------------------------------------
AA         Aaa       4,000    New York State Dormitory Authority, Hospital Revenue Refunding Bonds
                              (Montefiore Medical Center), 5.50% due 8/01/2038 (e)(f)                            3,729
----------------------------------------------------------------------------------------------------------------------
AAA        Aaa       1,755    New York State Dormitory Authority, Lease Revenue Bonds (Office
                              Facilities of Audit and Control), 4.90% due 4/01/2017 (c)                          1,598
----------------------------------------------------------------------------------------------------------------------
                              New York State Dormitory Authority, Revenue Refunding Bonds:
AAA        NR*       6,500       (City University System--Consolidated), Series A, 5.625% due 7/01/2016 (g)      6,681
AAA        Aaa      13,750       (City University System--Consolidated Second Generation),
                                 Series A, 6.125% due 7/01/2011 (e)                                             14,889
AAA        Aaa       1,000       (Hospital for Special Surgery), 5% due 2/01/2028 (c)(f)                           866
AA         NR*       1,500       (Long Island University), 5.125% due 9/01/2019                                  1,367
AA         NR*       1,800       (Long Island University), 5.125% due 9/01/2023                                  1,597
AA         NR*       1,400       (Long Island University), 5.25% due 9/01/2028                                   1,258
AAA        Aaa       2,810       (State University Athletic Facility), 5.25% due 7/01/2018 (c)                   2,683
AAA        NR*       3,700       (State University Educational Facilities), 5% due 5/15/2015 (c)                 3,508
AAA        NR*       7,500       (State University Educational Facilities), Series 1989, 6% due 5/15/2015 (c)    7,891
AAA        NR*       5,000       (State University Educational Facilities), Series 1989, 6% due 5/15/2016 (c)    5,240
----------------------------------------------------------------------------------------------------------------------
A-         Baa3        500    New York State Energy Research and Development Authority, Electric
                              Facilities Revenue Bonds (LILCO Project), AMT, Series B, 5.30% due 11/01/2023        449
----------------------------------------------------------------------------------------------------------------------
NR*        Aaa       3,200    New York State Energy Research and Development Authority, Facilities
                              Revenue Refunding Bonds, RITR, Series 19, 7.87% due 8/15/2020 (e)(h)               3,361
----------------------------------------------------------------------------------------------------------------------
AAA        Aaa       8,910    New York State Energy Research and Development Authority, Gas
                              Facilities Revenue Bonds (Brooklyn Union Gas Company Project),
                              Series A, 5.50% due 1/01/2021 (c)                                                  8,610
----------------------------------------------------------------------------------------------------------------------
A1+        NR*       3,100    New York State Energy Research and Development Authority, PCR
                              (Niagara Mohawk Power Corporation Project), DATES,
                              Series A, 3.90% due 7/01/2015 (a)                                                  3,100
----------------------------------------------------------------------------------------------------------------------
AAA        Aaa       3,500    New York State Energy Research and Development Authority, PCR,
                              Refunding (Central Hudson Gas and Electric), Series A, 5.45% due 8/01/2027 (e)     3,330
----------------------------------------------------------------------------------------------------------------------
AAA        Aaa       3,000    New York State Environmental Facilities Corporation, Special Obligation
                              Revenue Refunding Bonds (Riverbank State Park), 6.25% due 4/01/2012 (e)            3,295
----------------------------------------------------------------------------------------------------------------------
NR*        Aa1       5,000    New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
                              AMT, Series 90, 6.35% due 10/01/2030                                               5,132
----------------------------------------------------------------------------------------------------------------------
NR*        Aa1       4,000    New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding
                              Bonds, AMT, Series 67, 5.80% due 10/01/2028                                        3,881
----------------------------------------------------------------------------------------------------------------------
A1+        VMIG1+    3,000    New York State Thruway Authority Revenue Bonds, VRDN, 3.85%
                              due 1/01/2024 (a)(b)                                                               3,000
----------------------------------------------------------------------------------------------------------------------
AA-        Aa3       4,000    New York State Thruway Authority, Revenue Refunding Bonds,
                              Series E, 5% due 1/01/2025                                                         3,525
----------------------------------------------------------------------------------------------------------------------
                              New York State Urban Development Corporation Revenue Bonds, Series B:
AAA        Aaa      10,000       (Correctional Facilities Service Contract), 4.75% due 1/01/2028 (e)             8,402
A          NR*         305       (Youth Facilities Services Contract), 6% due 4/01/2015                            315
A          NR*         665       (Youth Facilities Services Contract), 6% due 4/01/2016                            683
A          NR*         705       (Youth Facilities Services Contract), 6% due 4/01/2017                            720
A          NR*         750       (Youth Facilities Services Contract), 6.125% due 4/01/2018                        771
A          NR*         615       (Youth Facilities Services Contract), 6.25% due 4/01/2020                         636
----------------------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)


S&P       Moody's    Face
Ratings   Ratings   Amount                       Issue                                                          Value
----------------------------------------------------------------------------------------------------------------------
New York (concluded)
----------------------------------------------------------------------------------------------------------------------
                              New York State Urban Development Corporation, Revenue Refunding Bonds:
A          Baa1    $ 1,685      (Clarkson Center Advance Materials), 5.50% due 1/01/2020                      $  1,628
AAA        Aaa      10,955      (Correctional Capital Facilities), Series A, 6.50% due 1/01/2010 (g)            12,076
AAA        Aaa       4,470      (Correctional Facilities), Series A, 5.50% due 1/01/2014 (e)                     4,552
A          Baa1      3,500      (University Facility Grants), 5.50% due 1/01/2019                                3,420
----------------------------------------------------------------------------------------------------------------------
AAA        Aaa       1,000    North Country, New York, Development Authority, Solid Waste
                              Management System Revenue Refunding Bonds, 6% due 5/15/2015 (g)                    1,062
----------------------------------------------------------------------------------------------------------------------
AAA        NR*       1,850    Otsego County, New York, IDA, Civic Facility Revenue Refunding Bonds
                              (Aurelia Osborn Fox Memorial Hospital), Series A, 5.35% due 10/01/2017 (g)         1,785
----------------------------------------------------------------------------------------------------------------------
AAA        Aaa       5,085    Port Authority of New York and New Jersey, Consolidated Revenue
                              Bonds, 116th Series, 4.50% due 10/01/2018 (b)                                      4,372
----------------------------------------------------------------------------------------------------------------------
NR*        Aaa       4,000    Port Authority of New York and New Jersey, RITR, AMT, 108th
                              Series, 7.285% due 1/15/2017 (g)(h)                                                4,134
----------------------------------------------------------------------------------------------------------------------
                              Port Authority of New York and New Jersey,
                              Special Obligation Revenue Bonds, AMT (c):
AAA        Aaa           5       (JFK International Air Terminal Project), Series 6, 5.75% due 12/01/2022            5
NR*        Aaa       6,000       RIB, Series 243, 8.31% due 12/01/2010 (h)                                       7,053
----------------------------------------------------------------------------------------------------------------------
                              Port Authority of New York and New Jersey, Special Obligation Revenue Refunding Bonds
                              (Versatile Structure Obligation), VRDN (a):
NR*        VMIG1+    3,450       AMT, Series 6, 3.85% due 12/01/2017                                             3,450
A1+        VMIG1+    2,600       Series 5, 3.80% due 8/01/2024                                                   2,600
----------------------------------------------------------------------------------------------------------------------
NR*        NR*       3,000    Suffolk County, New York, IDA, IDR, Refunding (Nissequogue
                              Cogeneration Partners Facility), AMT, 5.50% due 1/01/2023                          2,571
----------------------------------------------------------------------------------------------------------------------
AAA        Aaa       7,155    Suffolk County, New York, IDA, Solid Waste Disposal Facility Revenue
                              Refunding Bonds (Ogden Martin System--Huntington), AMT, 6.25% due 10/01/2012 (e)   7,730
----------------------------------------------------------------------------------------------------------------------
NR*        NR*       2,005    Utica, New York, IDA, Civic Facility Revenue Bonds (Utica College
                              Project), Series A, 5.75% due 8/01/2028                                            1,762
----------------------------------------------------------------------------------------------------------------------
NR*        NR*       3,500    Westchester County, New York, IDA, Civic Facility Revenue Bonds
                              (Rippowam-Cisqua School Project), 5.75% due 6/01/2029                              3,271
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Puerto Rico--1.6%
----------------------------------------------------------------------------------------------------------------------
AAAr       Aaa       4,750    Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3,
                              5.75% due 7/01/2016 (c)(h)                                                         4,927
----------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$296,942)--100.7%                                                                     299,128
Liabilities in Excess of Other Assets--(0.7%)                                                                   (2,150)
                                                                                                              --------
Net Assets--100.0%                                                                                            $296,978
                                                                                                              ========
----------------------------------------------------------------------------------------------------------------------

a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2000.
b)    FGIC Insured.
c)    MBIA Insured.
d)    Prerefunded.
e)    AMBAC Insured.
f)    FHA Insured.
g)    FSA Insured.
h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2000.
*     Not Rated.
+     Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of March 31, 2000


Assets:       Investments, at value (identified cost--$296,941,920) ............                   $ 299,127,943
              Receivables:
                Securities sold ................................................   $  26,804,057
                Interest .......................................................       4,544,918
                Beneficial interest sold .......................................          13,348      31,362,323
                                                                                   -------------
              Prepaid registration fees and other assets .......................                          66,411
                                                                                                   -------------
              Total assets .....................................................                     330,556,677
                                                                                                   -------------
----------------------------------------------------------------------------------------------------------------
Liabilities:  Payables:
                Securities purchased ...........................................      32,294,420
                Beneficial interest redeemed ...................................         664,194
                Dividends to shareholders ......................................         219,401
                Investment adviser .............................................         124,155
                Distributor ....................................................          82,134      33,384,304
                                                                                   -------------
              Accrued expenses and other liabilities ...........................                         194,532
                                                                                                   -------------
              Total liabilities ................................................                      33,578,836
                                                                                                   -------------
----------------------------------------------------------------------------------------------------------------
Net Assets:   Net assets .......................................................                   $ 296,977,841
                                                                                                   =============
----------------------------------------------------------------------------------------------------------------
Net Assets    Class A Shares of beneficial interest, $.10 par value,
Consist of:   unlimited number of shares authorized ............................                   $     128,817
              Class BShares of beneficial interest, $.10 par value,
              unlimited number of shares authorized ............................                       1,449,755
              Class CShares of beneficial interest, $.10 par value,
              unlimited number of shares authorized ............................                          63,886
              Class DShares of beneficial interest, $.10 par value,
              unlimited number of shares authorized ............................                       1,230,968
              Paid-in capital in excess of par .................................                     317,211,648
              Accumulated realized capital losses on investments--net ..........                     (24,167,528)
              Accumulated distributions in excess of realized
              capital gains on investments--net ................................                      (1,125,728)
              Unrealized appreciation on investments--net ......................                       2,186,023
                                                                                                   -------------
              Net assets .......................................................                   $ 296,977,841
                                                                                                   =============
----------------------------------------------------------------------------------------------------------------
Net Asset     Class A--Based on net assets of $13,314,263 and
Value         1,288,165 shares of beneficial interest outstanding ..............                   $       10.34
                                                                                                   =============
              Class B--Based on net assets of $149,878,369 and 14,497,552 shares
              of beneficial interest outstanding ...............................                   $       10.34
                                                                                                   =============
              Class C--Based on net assets of $6,606,558 and 638,858 shares
              of beneficial interest outstanding ...............................                   $       10.34
                                                                                                   =============
              Class D--Based on net assets of $127,178,651
              and 12,309,679 shares of beneficial interest outstanding .........                   $       10.33
                                                                                                   =============
----------------------------------------------------------------------------------------------------------------

              See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

Statement of Operations


                                                                                        For the Six Months Ended
                                                                                                  March 31, 2000
----------------------------------------------------------------------------------------------------------------
Investment
Income:             Interest and amortization of premium and discount earned......                  $  8,890,654
----------------------------------------------------------------------------------------------------------------
Expenses:           Investment advisory fees .....................................   $    859,505
                    Account maintenance and distribution fees--Class B ...........        406,695
                    Account maintenance fees--Class D ............................         64,476
                    Transfer agent fees--Class B .................................         42,403
                    Accounting services ..........................................         37,572
                    Registration fees ............................................         37,320
                    Professional fees ............................................         32,148
                    Printing and shareholder reports .............................         31,698
                    Transfer agent fees--Class D .................................         27,598
                    Account maintenance and distribution fees--Class C ...........         20,974
                    Custodian fees ...............................................         11,518
                    Trustees' fees and expenses ..................................         11,393
                    Pricing fees .................................................          6,907
                    Transfer agent fees--Class A .................................          2,975
                    Transfer agent fees--Class C .................................          1,803
                    Other ........................................................          4,320
                                                                                     ------------
                    Total expenses ...............................................                     1,599,305
                                                                                                    ------------
                    Investment income--net .......................................                     7,291,349
                                                                                                    ------------
----------------------------------------------------------------------------------------------------------------
Realized &          Realized loss on investments--net ............................                   (23,899,932)
Unrealized          Change in unrealized appreciation/
Gain (Loss) on      depreciation on investments--net .............................                    18,703,008
Investments--Net                                                                                    ------------
                    Net Increase in Net Assets Resulting
                    from Operations ..............................................                  $  2,094,425
                                                                                                    ============
----------------------------------------------------------------------------------------------------------------

                See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

Statements of Changes in Net Assets

                                                                                                   For the Six        For the
                                                                                                   Months Ended      Year Ended
                                                                                                    March 31,      September 30,
Increase (Decrease) in Net Assets:                                                                    2000              1999
--------------------------------------------------------------------------------------------------------------------------------
Operations:        Investment income--net .....................................................   $   7,291,349    $  16,415,213
                   Realized gain (loss) on investments--net ...................................     (23,899,932)       3,896,726
                   Change in unrealized appreciation/depreciation on investments--net .........      18,703,008      (42,817,466)
                                                                                                  -------------    -------------
                   Net increase (decrease) in net assets resulting from operations ............       2,094,425      (22,505,527)
                                                                                                  -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Dividends &        Investment income--net:
Distributions to     Class A ..................................................................        (347,281)        (774,757)
Shareholders:        Class B ..................................................................      (3,642,403)      (8,769,481)
                     Class C ..................................................................        (153,034)        (343,304)
                     Class D ..................................................................      (3,148,631)      (6,527,671)
                   Realized gain on investments--net:
                     Class A ..................................................................         (11,932)        (465,772)
                     Class B ..................................................................        (139,749)      (6,256,850)
                     Class C ..................................................................          (5,949)        (227,365)
                     Class D ..................................................................        (109,966)      (3,896,418)
                   In excess of realized gain on investments--net:
                     Class A ..................................................................              --          (48,342)
                     Class B ..................................................................              --         (649,386)
                     Class C ..................................................................              --          (23,598)
                     Class D ..................................................................              --         (404,402)
                                                                                                  -------------    -------------
                   Net decrease in net assets resulting from dividends
                   and distributions to shareholders ...............................                 (7,558,945)     (28,387,346)
                                                                                                  -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Beneficial         Net decrease in net assets derived from beneficial
Interest           interest transactions ......................................................     (34,309,501)     (34,154,005)
Transactions:                                                                                     -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:        Total decrease in net assets ...............................................     (39,774,021)     (85,046,878)
                   Beginning of period ........................................................     336,751,862      421,798,740
                                                                                                  -------------    -------------
                   End of period ..............................................................   $ 296,977,841    $ 336,751,862
                                                                                                  =============    =============
--------------------------------------------------------------------------------------------------------------------------------

                See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

Financial Highlights


                                                                                             Class A
                                                              ---------------------------------------------------------------------
                                                               For the
                                                                 Six
The following per share data and ratios have been derived       Months
from information provided in the financial statements.           Ended                      For the Year Ended September 30,
                                                               March 31,       ----------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2000             1999           1998           1997          1996
-----------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of period ...   $    10.49       $   12.00     $    11.46     $    11.12    $   11.04
Operating                                                     ----------       ---------     ----------     ----------    ---------
Performance:       Investment income--net .................          .26             .51            .57            .60          .59
                   Realized and unrealized gain (loss) on
                   investments--net .......................         (.14)          (1.16)           .54            .34          .08
                                                              ----------       ---------     ----------     ----------    ---------
                   Total from investment operations .......          .12            (.65)          1.11            .94          .67
                                                              ----------       ---------     ----------     ----------    ---------
                   Less dividends and distributions:
                     Investment income--net ...............         (.26)           (.51)          (.57)          (.60)        (.59)
                     Realized gain on investments--net ....         (.01)           (.32)            --             --+          --
                     In excess of realized gain on
                     investments--net .....................           --            (.03)            --             --           --
                                                              ----------       ---------     ----------     ----------    ---------
                   Total dividends and distributions ......         (.27)           (.86)          (.57)          (.60)        (.59)
                                                              ----------       ---------     ----------     ----------    ---------
                   Net asset value, end of period .........   $    10.34       $   10.49     $    12.00     $    11.46    $   11.12
                                                              ==========       =========     ==========     ==========    =========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share .....         1.17%++        (5.70%)         9.94%          8.69%        6.19%
Return:**                                                     ==========       =========     ==========     ==========    =========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses ...............................          .70%*           .70%           .67%           .65%         .66%
Average                                                       ==========       =========     ==========     ==========    =========
Net Assets:        Investment income--net .................         4.97%*          4.59%          4.92%          5.30%        5.31%
                                                              ==========       =========     ==========     ==========    =========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of period (in thousands)   $   13,314       $  15,522     $   17,727     $   22,301    $  21,762
Data:                                                         ==========       =========     ==========     ==========    =========
                   Portfolio turnover .....................        99.49%         135.17%        163.12%         97.22%      114.78%
                                                              ==========       =========     ==========     ==========    =========
-----------------------------------------------------------------------------------------------------------------------------------

                    * Annualized.
                   ** Total investment returns exclude the effects of
                      sales charges.
                    + Amount is less than $.01 per share.
                   ++ Aggregate total investment return.

                      See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)


                                                                                                  Class B
                                                                   -----------------------------------------------------------------
                                                                   For the
                                                                     Six
The following per share data and ratios have been derived           Months
from information provided in the financial statements.              Ended                   For the Year Ended September 30,
                                                                   March 31,       -------------------------------------------------
Increase (Decrease) in Net Asset Value:                               2000          1999          1998         1997          1996
-----------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of period ..         $  10.49        $  12.00     $  11.46     $  11.12      $  11.04
Operating                                                          --------        --------     --------     --------      --------
Performance:       Investment income--net ................              .23             .46          .51          .54           .54
                   Realized and unrealized gain (loss) on
                   investments--net.......................             (.14)          (1.16)         .54          .34           .08
                                                                   --------        --------     --------     --------      --------
                   Total from investment operations ......              .09            (.70)        1.05          .88           .62
                                                                   --------        --------     --------     --------      --------
                   Less dividends and distributions:
                   Investment income--net ................             (.23)           (.46)        (.51)        (.54)         (.54)
                   Realized gain on investments--net .....             (.01)           (.32)          --           --+           --
                   In excess of realized gain on
                   investments--net.......................               --            (.03)          --           --            --
                                                                   --------        --------     --------     --------      --------
                   Total dividends and distributions .....             (.24)           (.81)        (.51)        (.54)         (.54)
                                                                   --------        --------     --------     --------      --------
                   Net asset value, end of period ........         $  10.34        $  10.49     $  12.00     $  11.46      $  11.12
                                                                   ========        ========     ========     ========      ========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share ....              .91%++        (6.18%)       9.38%        8.14%         5.66%
Return:**                                                          ========        ========     ========     ========      ========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses ..............................             1.21%*          1.21        1.18%        1.16%         1.16%
Average                                                            ========        ========     ========     ========      ========
Net Assets:        Investment income--net ................             4.47%*          4.07        4.40%        4.79%         4.80%
                                                                   ========        ========     ========     ========      ========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of period (in thousands)        $149,878        $179,583     $242,811     $279,754      $403,403
Data:                                                              ========        ========     ========     ========      ========
                   Portfolio turnover ....................            99.49%         135.17%      163.12%       97.22%       114.78%
                                                                   ========        ========     ========     ========      ========
-----------------------------------------------------------------------------------------------------------------------------------

             *  Annualized.
            ** Total investment returns exclude the effects of sales charges.
             +  Amount is less than $.01 per share.
            ++  Aggregate total investment return.

                See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

Financial Highlights (continued)

                                                                                              Class C
                                                               -------------------------------------------------------------------
                                                               For the
                                                                 Six
The following per share data and ratios have been derived       Months
from information provided in the financial statements.          Ended                    For the Year Ended September 30,
                                                               March 31,       ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2000            1999          1998          1997          1996
----------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ...   $   10.50       $   12.01     $   11.47     $   11.12     $   11.04
Operating                                                      ---------       ---------     ---------     ---------     ---------
Performance:        Investment income--net .................         .23             .45           .50           .53           .52
                    Realized and unrealized gain (loss) on
                    investments--net .......................        (.15)          (1.16)          .54           .35           .08
                                                               ---------       ---------     ---------     ---------     ---------
                    Total from investment operations .......         .08            (.71)         1.04           .88           .60
                                                               ---------       ---------     ---------     ---------     ---------
                    Less dividends and distributions:
                      Investment income--net ...............        (.23)           (.45)         (.50)         (.53)         (.52)
                      Realized gain on investments--net ....        (.01)           (.32)           --           --+            --
                      In excess of realized gain on
                      investments--net .....................          --            (.03)           --            --            --
                                                               ---------       ---------     ---------     ---------     ---------
                    Total dividends and distributions ......        (.24)           (.80)         (.50)         (.53)         (.52)
                                                               ---------       ---------     ---------     ---------     ---------
                    Net asset value, end of period .........   $   10.34       $   10.50     $   12.01     $   11.47     $   11.12
                                                               =========       =========     =========     =========     =========
----------------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share .....         .77%++        (6.26%)        9.27%         8.13%         5.55%
Return:**                                                      =========       =========     =========     =========     =========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to           Expenses ...............................        1.31%*          1.31%         1.28%         1.26%         1.27%
Average                                                        =========       =========     =========     =========     =========
Net Assets:         Investment income--net .................        4.37%*          3.98%         4.27%         4.69%         4.70%
                                                               =========       =========     =========     =========     =========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands)   $   6,607       $   8,051     $   8,229     $   5,034     $   4,175
Data:                                                          =========       =========     =========     =========     =========
                    Portfolio turnover .....................       99.49%         135.17%       163.12%        97.22%       114.78%
                                                               =========       =========     =========     =========     =========
----------------------------------------------------------------------------------------------------------------------------------

                  *     Annualized.
                  **    Total investment returns exclude the effects of sales
                        charges.
                  +     Amount is less than $.01 per share.
                  ++    Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

Financial Highlights (continued)

                                                                                              Class D
                                                               -------------------------------------------------------------------
                                                               For the
                                                                 Six
The following per share data and ratios have been derived       Months
from information provided in the financial statements.          Ended                    For the Year Ended September 30,
                                                               March 31,       ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2000            1999          1998          1997          1996
----------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of period ...   $  10.49          $  12.00      $  11.46      $  11.11      $ 11.03
Operating                                                     --------          --------      --------      --------      -------
Performance:       Investment income--net .................        .25               .50           .56           .58          .58
                   Realized and unrealized gain (loss) on
                   investments--net .......................       (.15)            (1.16)          .54           .35          .08
                                                              --------          --------      --------      --------      -------
                   Total from investment operations .......        .10              (.66)         1.10           .93          .66
                                                              --------          --------      --------      --------      -------
                   Less dividends and distributions:
                     Investment income--net ...............       (.25)             (.50)         (.56)         (.58)        (.58)
                     Realized gain on investments--net ....       (.01)             (.32)           --           --+           --
                     In excess of realized gain on
                     investments--net .....................         --              (.03)           --            --           --
                                                              --------          --------      --------      --------      -------
                   Total dividends and distributions ......       (.26)             (.85)         (.56)         (.58)        (.58)
                                                              --------          --------      --------      --------      -------
                   Net asset value, end of period .........   $  10.33          $  10.49      $  12.00      $  11.46      $ 11.11
                                                              ========          ========      ========      ========      =======
----------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share .....       1.02%++          (5.79%)        9.83%         8.68%        6.09%
Return:**                                                     ========          ========      ========      ========      =======
----------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses ...............................        .80%*             .80%          .77%          .75%         .76%
Average                                                       ========          ========      ========      ========      =======
Net Assets:        Investment income--net .................       4.87%*            4.49%         4.79%         5.20%        5.21%
                                                              ========          ========      ========      ========      =======
----------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of period (in thousands)   $127,179          $133,596      $153,032      $139,511      $94,297
Data:                                                         ========          ========      ========      ========      =======
                   Portfolio turnover .....................      99.49%           135.17%       163.12%        97.22%      114.78%
                                                              ========          ========      ========      ========      =======
----------------------------------------------------------------------------------------------------------------------------------

                  *     Annualized.
                  **    Total investment returns exclude the effects of sales
                        charges.
                  +     Amount is less than $.01 per share.
                  ++    Aggregate total investment return.

                        See Notes to Financial Statements.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch New York Municipal Bond Fund (the "Fund") is part of the Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Class A and Class D Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The follow ing is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price or yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strate gies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000
security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee and a distribution fee. These fees are accrued daily and paid monthly, at the annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                      Account       Distribution
                                                  Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class B .....................................          .25%             .25%
Class C .....................................          .25%             .35%
Class D .....................................          .10%              --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended March 31, 2000, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on the sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                     MLFD                 MLPF&S
--------------------------------------------------------------------------------
Class A ............................                $   15                $  164
Class D ............................                $  436                $4,887
--------------------------------------------------------------------------------

For the six months ended March 31, 2000, MLPF&S received contingent deferred sales charges of $3,485 and $126,390 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2000 were $287,007,340 and $330,122,475, respectively.

Net realized losses for the six months ended March 31, 2000 and net unrealized gains as of March 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                               Realized              Unrealized
                                                Losses                  Gains
--------------------------------------------------------------------------------
Long-term investments .............          $(23,731,492)          $  2,186,023
Financial futures
contracts .........................              (168,440)                    --
                                             ------------           ------------
Total .............................          $(23,899,932)          $  2,186,023
                                             ============           ============
--------------------------------------------------------------------------------

As of March 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $2,186,023, of which $6,411,719 related to appreciated securities and $4,225,696 related to depreciated securities. The aggregate cost of investments at March 31, 2000 for Federal income tax purposes was $296,941,920.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from benefi cial interest transactions was $34,309,501 and $34,154,005 for the six months ended March 31, 2000 and for the year ended September 30, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended March 31, 2000                              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................             97,816         $   999,349
Shares issued to share-
holders in reinvestment of
dividends & distributions ..............             17,300             175,652
                                                -----------         -----------
Total issued ...........................            115,116           1,175,001
Shares redeemed ........................           (306,559)         (3,118,933)
                                                -----------         -----------
Net decrease ...........................           (191,443)        $(1,943,932)
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended September 30, 1999                          Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................            266,858         $ 2,960,766
Shares issued to share-
holders in reinvestment of
dividends & distributions ..............             66,382             732,222
                                                -----------         -----------
Total issued ...........................            333,240           3,692,988
Shares redeemed ........................           (330,583)         (3,661,101)
                                                -----------         -----------
Net increase ...........................              2,657         $    31,887
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended March 31, 2000                              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................            579,527        $ 5,927,008
Shares issued to share-
holders in reinvestment of
dividends & distributions ..............            188,395          1,913,192
                                                -----------        -----------
Total issued ...........................            767,922          7,840,200
Automatic conversion
of shares ..............................           (562,880)        (5,743,482)
Shares redeemed ........................         (2,822,511)       (28,741,090)
                                                -----------        -----------
Net decrease ...........................         (2,617,469)       $(26,644,372)
                                                ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended September 30, 1999                          Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,081,274        $23,838,859
Shares issued to share-
holders in reinvestment of
dividends & distributions ..............            710,911          8,070,009
                                                -----------        -----------
Total issued ...........................          2,792,185         31,908,868
Automatic conversion
of shares ..............................         (1,448,707)       (16,390,769)
Shares redeemed ........................         (4,454,592)       (50,357,335)
                                                -----------        -----------
Net decrease ...........................         (3,111,114)       $(34,839,236)
                                                ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended March 31, 2000                              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................             76,468         $   777,889
Shares issued to share-
holders in reinvestment of
dividends & distributions ..............             11,622             118,070
                                                -----------         -----------
Total issued ...........................             88,090             895,959
Shares redeemed ........................           (216,293)         (2,201,395)
                                                -----------         -----------
Net decrease ...........................           (128,203)        $(1,305,436)
                                                ===========         ===========
--------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended September 30, 1999                          Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................            159,427         $ 1,841,554
Shares issued to share-
holders in reinvestment of
dividends & distributions ..............             42,473             481,711
                                                -----------         -----------
Total issued ...........................            201,900           2,323,265
Shares redeemed ........................           (120,073)         (1,342,314)
                                                -----------         -----------
Net increase ...........................             81,827         $   980,951
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended March 31, 2000                              Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................            265,558         $ 2,662,226
Automatic conversion
of shares ..............................            563,326           5,743,482
Shares issued to share-
holders in reinvestment of
dividends & distributions ..............            151,683           1,539,854
                                                -----------         -----------
Total issued ...........................            980,567           9,945,562
Shares redeemed ........................         (1,411,279)        (14,361,323)
                                                -----------         -----------
Net decrease ...........................           (430,712)        $(4,415,761)
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended September 30, 1999                          Shares               Amount
--------------------------------------------------------------------------------
Shares sold ............................          7,373,462        $84,923,122
Automatic conversion
of shares ..............................          1,449,776         16,390,769
Shares issued to share-
holders in reinvestment of
dividends & distributions ..............            419,954          4,758,904
                                                -----------        -----------
Total issued ...........................          9,243,192        106,072,795
Shares redeemed ........................         (9,258,453)      (106,400,402)
                                                -----------        -----------
Net decrease ...........................            (15,261)       $  (327,607)
                                                ===========        ===========
--------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund                        March 31, 2000

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Arthur Zeikel, Trustee
Vincent R. Giordano, Senior Vice President
Kenneth A. Jacob, Vice President
Roberto Roffo, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

Robert R. Martin, Trustee of Merrill Lynch New York Municipal Bond Fund has recently retired. The Fund's Board of Trustees wishes Mr. Martin well in his retirement.

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch New York
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                          #10344--3/00


[RECYCLED LOGO] Printed on post-consumer recycled paper